UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23469
Capital Group U.S. Equity Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Mariah L. Coria
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group U.S. Equity Fund
CUSEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about Capital Group U.S. Equity Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/PCS-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CUSEX	$ 22	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 411,645
Total number of portfolio holdings	94
Portfolio turnover rate	12%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund,
including
its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/PCS-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXSRX-124-0626 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group U.S. Equity Fund
Financial Statements and Other Information N-CSR Items 7-11
for the six months ended April 30, 2026
Lit. No. MFGEFP2-124-0626 © 2026 Capital Group. All rights reserved.

Investment portfolio April 30, 2026unaudited

Common stocks 98.04%	Shares	Value (000)
Information technology 31.28%
Broadcom, Inc.	91,869	$38,349
Microsoft Corp.	54,136	22,076
Apple, Inc.	65,261	17,708
KLA Corp.	8,067	14,120
Micron Technology, Inc.	19,280	9,971
NVIDIA Corp.	40,349	8,052
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,818	6,265
Salesforce, Inc.	15,686	2,769
Amphenol Corp., Class A	17,777	2,618
Shopify, Inc., Class A, subordinate voting shares (a)	17,300	2,095
Texas Instruments, Inc.	4,265	1,199
Fair Isaac Corp. (a)	985	1,010
SAP SE (ADR)	5,639	956
TE Connectivity PLC	4,180	885
Applied Materials, Inc.	1,759	694
		128,767
Industrials 15.49%
GE Vernova, Inc.	10,843	11,748
General Electric Co.	39,458	11,440
Northrop Grumman Corp.	8,985	5,207
RTX Corp.	29,025	5,110
Waste Connections, Inc.	24,461	4,029
TransDigm Group, Inc.	3,169	3,676
Lennox International, Inc.	6,153	3,291
ATI, Inc. (a)	16,986	2,641
Caterpillar, Inc.	2,440	2,172
Rolls-Royce Holdings PLC (ADR)	123,824	1,998
Safran SA (ADR)	23,680	1,892
Ingersoll-Rand, Inc.	18,396	1,469
AMETEK, Inc.	5,618	1,323
HEICO Corp.	2,247	606
HEICO Corp., Class A	2,808	587
Verisk Analytics, Inc.	5,700	1,052
Paychex, Inc.	10,748	996
Carrier Global Corp.	14,544	977
ITT, Inc.	4,277	917
Delta Air Lines, Inc.	13,393	911
Equifax, Inc.	5,049	878
Builders FirstSource, Inc. (a)	10,487	829
		63,749
Financials 11.41%
Visa, Inc., Class A	29,951	9,879
JPMorgan Chase & Co.	25,422	7,963
Marsh & McLennan Cos., Inc.	40,093	6,724
Morgan Stanley	14,451	2,754
Progressive Corp.	13,294	2,676
KKR & Co., Inc.	25,228	2,632
Mastercard, Inc., Class A	4,938	2,483
PNC Financial Services Group, Inc.	9,850	2,197
Truist Financial Corp.	42,553	2,192
Arthur J. Gallagher & Co.	9,643	1,990
S&P Global, Inc.	3,688	1,590
Jack Henry & Associates, Inc.	7,545	1,160
MSCI, Inc.	1,872	1,107
Capital One Financial Corp.	4,375	837
Aon PLC, Class A	2,521	786
		46,970

1	Capital Group U.S. Equity Fund

Common stocks (continued)	Shares	Value (000)
Communication services 10.42%
Alphabet, Inc., Class C	76,471	$29,208
Meta Platforms, Inc., Class A	17,882	10,942
T-Mobile US, Inc.	8,965	1,753
ROBLOX Corp., Class A (a)	17,883	988
		42,891
Consumer discretionary 8.70%
Amazon.com, Inc. (a)	55,544	14,722
Royal Caribbean Cruises, Ltd.	16,237	4,283
Burlington Stores, Inc. (a)	7,608	2,435
Marriott International, Inc., Class A	6,146	2,223
TJX Cos., Inc. (The)	13,998	2,194
Aramark	45,720	2,089
Chipotle Mexican Grill, Inc. (a)	55,216	1,877
Starbucks Corp.	17,422	1,835
Hilton Worldwide Holdings, Inc.	3,483	1,129
Tractor Supply Co.	31,842	1,118
YUM! Brands, Inc.	6,161	983
MercadoLibre, Inc. (a)	513	919
		35,807
Health care 6.39%
Eli Lilly and Co.	6,209	5,803
UnitedHealth Group, Inc.	14,142	5,239
AbbVie, Inc.	18,301	3,867
Amgen, Inc.	7,454	2,581
Vertex Pharmaceuticals, Inc. (a)	4,833	2,066
AstraZeneca PLC	10,449	1,958
Danaher Corp.	10,327	1,848
Abbott Laboratories	19,670	1,786
Humana, Inc.	4,830	1,142
		26,290
Utilities 5.08%
Constellation Energy Corp.	32,924	10,305
Atmos Energy Corp.	19,844	3,770
Entergy Corp.	30,416	3,586
CenterPoint Energy, Inc.	47,488	2,073
Sempra	12,563	1,195
		20,929
Consumer staples 3.59%
Philip Morris International, Inc.	42,887	7,079
Mondelez International, Inc., Class A	95,737	5,882
Coca-Cola Co.	12,835	1,011
Church & Dwight Co., Inc.	8,334	809
		14,781
Materials 2.00%
Linde PLC	16,447	8,242
Real estate 1.89%
Welltower, Inc. REIT	27,213	5,914
Digital Realty Trust, Inc. REIT	4,840	973
Public Storage REIT	2,898	877
		7,764

Capital Group U.S. Equity Fund	2

Common stocks (continued)	Shares	Value (000)
Energy 1.79%
ConocoPhillips	37,445	$4,710
ONEOK, Inc.	15,812	1,462
Exxon Mobil Corp.	7,877	1,216
		7,388
Total common stocks (cost: $168,865,000)		403,578
Short-term securities 1.95%
Money market investments 1.95%
Capital Group Central Cash Fund 3.67% (b)(c)	80,419	8,041
Total short-term securities (cost: $8,042,000)		8,041
Total investment securities 99.99% (cost: $176,907,000)		411,619
Other assets less liabilities 0.01%		26
Net assets 100.00%		$411,645
Investments in affiliates (c)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend or interest income (000)
Short-term securities 1.95%
Money market investments 1.95%
Capital Group Central Cash Fund 3.67% (b)	$9,950	$36,443	$38,346	$(3)	$(3)	$8,041	$255

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 4/30/2026.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

3	Capital Group U.S. Equity Fund

Financial statements
Statement of assets and liabilities at April 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $168,865)	$403,578
Affiliated issuers (cost: $8,042)	8,041	$411,619
Cash		1
Receivables for:
Services provided by related parties	16
Dividends	187
Securities lending income	— *	203
		411,823
Liabilities:
Payables for:
Purchases of investments	39
Investment advisory services	139	178
Commitments and contingencies†
Net assets at April 30, 2026		$411,645
Net assets consist of:
Capital paid in on shares of beneficial interest		$164,314
Total distributable earnings (accumulated loss)		247,331
Net assets at April 30, 2026		$411,645
*
Amount less than one thousand.
†
Refer to Note 7 for further information on expense recoupment.

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (10,603 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Capital Group U.S. Equity Fund	$411,645	10,603	$38.82
Refer to the notes to financial statements.

Capital Group U.S. Equity Fund	4

Financial statements (continued)
Statement of operations for the six months ended April 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $8; also includes $255 from affiliates)	$2,536
Securities lending income (net of fees)	4
Interest from unaffiliated issuers	2	$2,542
Fees and expenses*:
Investment advisory services	840
Trustees’ compensation	1
Legal	24
Custodian	— †
Other	— †
Total fees and expenses before waivers and/or reimbursements	865
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursement	25
Total fees and expenses after waivers and/or reimbursements		840
Net investment income		1,702
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	12,471
Affiliated issuers	(3)	12,468
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	10,771
Affiliated issuers	(3)	10,768
Net realized gain (loss) and unrealized appreciation (depreciation)		23,236
Net increase (decrease) in net assets resulting from operations		$24,938
*
Additional information related to fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Refer to the notes to financial statements.

5	Capital Group U.S. Equity Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended April 30,	Year ended October 31,
	2026*	2025

Operations:
Net investment income	$1,702	$2,765
Net realized gain (loss)	12,468	33,343
Net unrealized appreciation (depreciation)	10,768	35,150
Net increase (decrease) in net assets resulting from operations	24,938	71,258
Distributions paid to shareholders	(33,328)	(32,597)
Net capital share transactions	14,275	2,166
Total increase (decrease) in net assets	5,885	40,827
Net assets:
Beginning of period	405,760	364,933
End of period	$411,645	$405,760
*
Unaudited.
Refer to the notes to financial statements.

Capital Group U.S. Equity Fund	6

Notes to financial statementsunaudited
1. Organization

Capital Group U.S. Equity Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide prudent growth of capital and conservation of principal.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

7	Capital Group U.S. Equity Fund

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Capital Group U.S. Equity Fund	8

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of April 30, 2026, all of the fund’s investments were classified as Level 1.
4. Risk factors

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

9	Capital Group U.S. Equity Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of April 30, 2026, the fund did not have any securities out on loan.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Capital Group U.S. Equity Fund	10

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed long-term capital gains	$31,822
As of April 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$237,171
Gross unrealized depreciation on investments	(2,516)
Net unrealized appreciation (depreciation) on investments	234,655
Cost of investments	176,964
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended April 30, 2026			Year ended October 31, 2025
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Capital Group U.S. Equity Fund	$1,505	$31,823	$33,328	$3,309	$29,288	$32,597
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc (“CCG”), the principal underwriter of the fund’s share, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG  and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. For the services it provides to the fund, CRMC receives a unified management fee of 0.425% of the daily net assets of the fund. Out of the fund’s unified management fee CRMC pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses, which are not paid by CRMC from the unified management fee, are paid by the fund, which are currently reimbursed by CRMC.
Miscellaneous fee reimbursement — Expense limitations have been imposed through at least January 1, 2027, to limit the fund’s total annual operating expense to 0.425% as a percentage of daily net assets. For the period ended April 30, 2026, CRMC reimbursed miscellaneous fees of $25,000 for the fund. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC. No affiliated officers or trustees received any compensation directly from the fund.

11	Capital Group U.S. Equity Fund

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $940,000 and $998,000, respectively, which generated $310,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
$6,823	183	$33,186	906	$(25,734)	(693)	$14,275	396

Year ended October 31, 2025
$8,239	235	$32,522	914	$(38,595)	(1,081)	$2,166	68
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $47,894,000 and $63,282,000, respectively, during the six months ended April 30, 2026.

Capital Group U.S. Equity Fund	12

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]

4/30/2026[4,5]	$39.75	$.16	$2.20	$2.36	$(.14 )	$(3.15)	$(3.29)	$38.82	6.46%[6]	$412	.44%[7]	.43%[7]	.86%[7]
10/31/2025	35.99	.27	6.73	7.00	(.32 )	(2.92)	(3.24)	39.75	20.56	406.43		.42	.74
10/31/2024	28.98	.35	8.60	8.95	(.33 )	(1.61)	(1.94)	35.99	32.12	365.43		.43	1.04
10/31/2023	27.92	.38	1.77	2.15	(.38 )	(.71 )	(1.09)	28.98	7.80	303.43		.43	1.31
10/31/2022	33.77	.32	(4.33)	(4.01)	(.31 )	(1.53)	(1.84)	27.92	(12.44)	285.43		.43	1.07
10/31/2021	25.54	.28	8.78	9.06	(.29 )	(.54 )	(.83 )	33.77	36.12	344.43		.42	.94

	Six months ended April 30, 2026[4,5,6,9]	Year ended October 31,
		2025	2024	2023	2022	2021
Portfolio turnover rate[8]	12%	26%	26%	26%	12%	15%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[9]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

13	Capital Group U.S. Equity Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding on August 28, 2025 (record date):
10,260,240
Total shares voting on November 25, 2025:
9,128,824 (89.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	9,107,080	99.8%	21,744	0.2%
Mathews Cherian	9,107,080	99.8%	21,744	0.2%
John G. Freund	9,107,080	99.8%	21,744	0.2%
Pablo R. González Guajardo	9,107,080	99.8%	21,744	0.2%
Pedro J. Greer, Jr.	9,107,080	99.8%	21,744	0.2%
Merit E. Janow	9,107,080	99.8%	21,744	0.2%
William D. Jones	9,107,080	99.8%	21,744	0.2%
Earl Lewis, Jr.	9,107,080	99.8%	21,744	0.2%
Kenneth M. Simril	9,107,080	99.8%	21,744	0.2%
Christopher E. Stone	9,107,080	99.8%	21,744	0.2%
Kathy J. Williams	9,107,080	99.8%	21,744	0.2%
Amy Zegart	9,107,080	99.8%	21,744	0.2%
Remuneration paid to directors, officers and others

This information is disclosed under fees and expenses in the statement of operations.

Capital Group U.S. Equity Fund	14

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2027. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds, noting that the fund has a unitary management fee. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee noted that, although the fees paid by CRMC clients with separately managed accounts generally were lower than those paid by the fund, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and separately managed accounts. They also recognized that the fees for certain separately managed accounts could be lower than those of the fund due to the sizes of the accounts and the clients’ overall relationships with CRMC. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

15	Capital Group U.S. Equity Fund

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund, including fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered CRMC’s reimbursement of fund expenses through voluntary fee caps and, as applicable, the sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital Group U.S. Equity Fund	16

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included as part of the material filed under Item 7 of this Form under fees and expenses in the statement of operations.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group U.S. Equity Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 08, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 08, 2026

By   /s/ Mariah L. Coria

Mariah L. Coria, Treasurer and

Principal Financial Officer

Date: July 08, 2026